UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:
                                               -------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 767 Third Avenue
         39th Floor
         New York, New York 10017

Form 13F File Number: 28-10827
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mikhail Filimonov
Title: Chairman and Chief Executive Officer
Phone: 212-301-1800

Signature, Place, and Date of Signing:

     /s/ Mikhail Filimonov              New York, NY                 05/15/08
   -------------------------         -------------------           ------------
         [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager
[If there are no entries in this list, omit this section.]

    Form 13F File Number          Name

    28-
       ----------------------     -----------------------------------
       [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                 0
                                        ------------

Form 13F Information Table Entry Total:          128
                                        ------------

Form 13F Information Table Value Total:    1,020,638
                                        ------------
                                         (thousands)


List of Other Included Managers: none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and name the column headings and list entries.]

     No.  Form 13F File Number          Name

     ---  28.---------------------      ------------------------------------

     [Repeat as necessary]

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Market Value                           Inv.     Other    Voting
            NAME                  TITLE OF CLASS       CUSIP         ('000)             Shrs/Prn         Disc.     Mgrs     Auth.
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED TECHNLGS I      CL A                 004329108         827             262450 SH       SOLE               SOLE
A D C TELECOMMUNICATIONS          NOTE 1.000% 6/1      000886AD3       2,970           3000000 PRN       SOLE               SOLE
ADVANCED MEDICAL OPTICS INC       NOTE 1.375% 7/0      00763MAJ7      10,313          12500000 PRN       SOLE               SOLE
AFLAC INC                         COM                  001055102       1,299              20000 SH       SOLE               SOLE
ALESCO FINL INC                   NOTE 7.625% 5/1      014485AB2       2,100           4000000 PRN       SOLE               SOLE
ALLIANT TECHSYSTEMS INC           NOTE 2.750% 9/1      018804AN4       6,197           5000000 PRN       SOLE               SOLE
AMERICAN MED SYS HLDGS INC        NOTE 3.250% 7/0      02744MAA6       6,860           7000000 PRN       SOLE               SOLE
AMERICREDIT CORP                  NOTE 0.750% 9/1      03060RAP6       3,150           5000000 PRN       SOLE               SOLE
AMGEN INC                         NOTE 0.375% 2/0      031162AQ3      17,400          20000000 PRN       SOLE               SOLE
AMYLIN PHARMACEUTICALS INC        NOTE 3.000% 6/1      032346AF5       8,575          10000000 PRN       SOLE               SOLE
ANIXTER INTL INC                  NOTE 1.000% 2/1      035290AJ4      11,700          10000000 PRN       SOLE               SOLE
APPLIED ENERGETICS INC            COM                  03819M106       1,075             647470 SH       SOLE               SOLE
ARTESYN TECHNOLOGIES INC          NOTE 5.500% 8/1      043127AB5      20,461          15000000 PRN       SOLE               SOLE
ASM INTL NV                       NOTE 4.250%12/0      00207DAG7       4,697           4400000 PRN       SOLE               SOLE
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW              049164205         232               4225 SH       SOLE               SOLE
BANKUNITED FINL CORP              NOTE 3.125% 3/0      06652BAE3       6,120          12000000 PRN       SOLE               SOLE
BECKMAN COULTER INC               NOTE 2.500% 12/1     075811AD1      10,950          10000000 PRN       SOLE               SOLE
BELL MICROPRODUCTS INC            NOTE 3.750% 3/0      078137AC0       2,164           3000000 PRN       SOLE               SOLE
BIOMARIN PHARMACEUTICAL INC       NOTE 1.875% 4/2      09061GAD3      42,075          22500000 PRN       SOLE               SOLE
BOOKHAM INC                       COM                  09856E105         891             650000 SH       SOLE               SOLE
BP PLC                            SPONSORED ADR        055622104         758              12500 SH       SOLE               SOLE
CADENCE DESIGN SYSTEM INC         NOTE 1.500%12/1      127387AF5       8,550          10000000 PRN       SOLE               SOLE
CALPINE CORP                      COM NEW              131347304       3,477             188770 SH       SOLE               SOLE
CEPHALON INC                      NOTE 2.000% 6/0      156708AP4      30,109          20000000 PRN       SOLE               SOLE
CHATTEM INC                       NOTE 1.625% 5/0      162456AR8      11,000          10000000 PRN       SOLE               SOLE
CISCO SYS INC                     COM                  17275R102         737              30600 SH       SOLE               SOLE
CITIGROUP INC                     COM                  172967101         857              40000 SH       SOLE               SOLE
COEUR D ALENE MINES CORP IDA      NOTE 3.250% 3/1      192108AR9       4,825           5000000 PRN       SOLE               SOLE
COMCAST CORP                      CL A                 20030N101       1,354              70000 SH       SOLE               SOLE

COMPUCREDIT CORP                  NOTE 3.625% 5/3      20478NAB6       7,021          16000000 PRN       SOLE               SOLE
CONEXANT SYSTEMS INC              NOTE 4.000% 3/0      207142AH3       4,979           7000000 PRN       SOLE               SOLE
CV THERAPEUTICS INC               NOTE 3.250% 8/1      126667AG9       5,110           7000000 PRN       SOLE               SOLE
CYCLACEL PHARMACEUTICALS INC      PFD CONV EX 6%       23254L207         506             125000 SH       SOLE               SOLE
CYTOGEN CORP                      COM NEW              232824300         303             531915 SH       SOLE               SOLE
DANA  HOLDING CORP                COM                  235825205         708              70837 SH       SOLE               SOLE
DELTA AIR LINES INC DEL           COM NEW              247361702         592              68864 SH       SOLE               SOLE
DRYSHIPS INC                      SHS                  Y2109Q101       1,528             255000 SH       SOLE               SOLE
EARTHLINK INC                     NOTE 3.250%11/1      270321AA0      10,736          10000000 PRN       SOLE               SOLE
ELECTRONICS FOR IMAGING INC       DBCV 1.500% 6/0      286648AK8       3,935           3975000 PRN       SOLE               SOLE
ELECTROGLAS INC                   COM                  285324109         310             214098 SH       SOLE               SOLE
E M C CORP MASS                   NOTE 1.750%12/0      268648AK8      23,450          20000000 PRN       SOLE               SOLE
EMPIRE RESORTS INC                NOTE 8.000% 7/3      292052AB3       1,219           2000000 PRN       SOLE               SOLE
ENCYSIVE PHARMACEUTICALS INC      FRNT 2.500% 3/1      29256XAB3      10,199          10569000 PRN       SOLE               SOLE
EQUINIX INC                       DBCV 2.500% 2/1      29444UAG1      11,438          12500000 PRN       SOLE               SOLE
EXIDE TECHNOLOGIES                *W EXP 05/05/201     302051123          38              44193 SH       SOLE               SOLE
EXPRESSJET HOLDINGS INC           NOTE 4.250% 8/0      30218UAB4       7,321           7600000 PRN       SOLE               SOLE
FAIR ISAAC CORP                   NOTE 1.500% 8/1      303250AD6       2,970           3000000 PRN       SOLE               SOLE
FEI CO                            NOTE 2.875% 6/0      30241LAF6       7,451           7500000 PRN       SOLE               SOLE
FINISAR                           NOTE 5.250%10/1      31787AAC5      34,643          35350000 PRN       SOLE               SOLE
GALAXY ENERGY CORP                COM                  36318B106          42            1014611 SH       SOLE               SOLE
GENCORP INC                       SDCV 2.250%11/1      368682AL4       5,572           6500000 PRN       SOLE               SOLE
GENERAL MOLY INC                  COM                  370373102       7,775             973046 SH       SOLE               SOLE
GENESCO INC                       SDCV 4.125% 6/1      371532AN2       2,038           1750000 PRN       SOLE               SOLE
GENTIUM SPA                       SPONSORED ADR        37250B104       1,079             168100 SH       SOLE               SOLE
GETTY IMAGES INC                  SDCV 0.500% 6/0      374276AH6       4,950           5000000 PRN       SOLE               SOLE
GILEAD SCIENCES INC               NOTE 0.500% 5/0      375558AG8      14,400          10000000 PRN       SOLE               SOLE
GOOGLE INC                        CL A                 38259P508       1,542               3500 SH       SOLE               SOLE
HEARUSA INC                       COM NEW              422360305         932             728477 SH       SOLE               SOLE

HUMAN GENOME SCIENCES INC         NOTE 2.250%10/1      444903AK4      11,683          15000000 PRN       SOLE               SOLE
HUTCHINSON TECHNOLOGY INC         NOTE 2.250% 3/1      448407AE6      11,040          12000000 PRN       SOLE               SOLE
IMCLONE SYS INC                   NOTE 1.375% 5/1      45245WAF6       9,550          10000000 PRN       SOLE               SOLE
INFOSYS TECHNOLOGIES LTD          SPONSORED ADR        456788108         501              14000 SH       SOLE               SOLE
INSMED INC                        COM NEW              457669208       2,392            3518329 SH       SOLE               SOLE
JAZZ TECHNOLOGIES INC             NOTE 8.000%12/3      47214EAA0       2,384           3000000 PRN       SOLE               SOLE
JETBLUE AWYS CORP                 NOTE 3.500% 7/1      477143AB7       2,970           3000000 PRN       SOLE               SOLE
JOHNSON & JOHNSON                 COM                  478160104         973              15000 SH       SOLE               SOLE
KINROSS GOLD CORP                 NOTE 1.750% 3/1      496902AB3      16,350          15000000 PRN       SOLE               SOLE
L--1 IDENTITY SOLUTIONS INC       NOTE 3.750% 5/1      50212AAB2       3,080           3500000 PRN       SOLE               SOLE
LAWSON SOFTWARE INC NEW           NOTE 2.500% 4/1      52078PAA0       2,768           3000000 PRN       SOLE               SOLE
LEVEL 3 COMMUNICATIONS INC        NOTE 6.000% 9/1      52729NAG5       7,354           8081000 PRN       SOLE               SOLE
LSI CORPORATION                   NOTE 4.000% 5/1      502161AJ1       7,751           8000000 PRN       SOLE               SOLE
MANNKIND CORP                     NOTE 3.750%12/1      56400PAA0         715           1000000 PRN       SOLE               SOLE
MENTOR GRAPHICS CORP              FRNT 8/0             587200AD8       1,020           1000000 PRN       SOLE               SOLE
MICRON TECHNOLOGY INC             NOTE 1.875% 6/0      595112AH6      14,740          20000000 PRN       SOLE               SOLE
MOBILE TELESYSTEMS OJSC           SPONSORED ADR        607409109       3,701              48800 SH       SOLE               SOLE
MRV COMMUNICATIONS INC            COM                  553477100         685             500000 SH       SOLE               SOLE
MYLAN INC                         NOTE 1.250% 3/1      628530AG2      29,400          35000000 PRN       SOLE               SOLE
MYLAN INC                         PFD CONV             628530206       4,400               5000 SH       SOLE               SOLE
MZT HOLDINGS INC                  COM                  55405U108          21             185185 SH       SOLE               SOLE
NABI BIOPHARMACEUTICALS           NOTE 2.875% 4/1      629519AB5       4,400           5000000 PRN       SOLE               SOLE
NATIONAL OILWELL VARCO INC        COM                  637071101       1,460              25000 SH       SOLE               SOLE
NEKTAR THERAPEUTICS               NOTE 3.250% 9/2      640268AH1       1,600           2000000 PRN       SOLE               SOLE
NORTEL NETWORKS CORP NEW          NOTE 4.250% 9/0      656568AB8       2,813           2813000 PRN       SOLE               SOLE
NOVELL INC                        DBCV 0.500% 7/1      670006AC9       3,780           4000000 PRN       SOLE               SOLE
OPENWAVE SYS INC                  NOTE 2.750% 9/0      683718AC4      34,256          35000000 PRN       SOLE               SOLE
ORION MARINE GROUP INC            COM                  68628V308       1,312             109800 SH       SOLE               SOLE
OSCIENT PHARMACEUTICALS CORP      NOTE 3.500% 4/1      68812RAC9       3,762          11400000 PRN       SOLE               SOLE

OVERSTOCK COM INC DEL             NOTE 3.750%12/0      690370AB7       2,530           3100000 PRN       SOLE               SOLE
PARKER DRILLING CO                NOTE 2.125% 7/1      701081AR2      12,760          14500000 PRN       SOLE               SOLE
PEABODY ENERGY CORP               SDCV 4.750%12/1      704549AG9      11,440          10000000 PRN       SOLE               SOLE
PG&E CORP                         NOTE 9.500% 6/3      69331CAD0      12,900           5000000 PRN       SOLE               SOLE
PHARMACOPEIA INC                  COM                  7171EP101         219              60000 SH       SOLE               SOLE
PINNACLE GAS RESOURCES INC        COM                  723464301         501             196591 SH       SOLE               SOLE
PIXELWORKS INC                    SDCV 1.750% 5/1      72581MAB3       8,250          11000000 PRN       SOLE               SOLE
POWERSHARES QQQ TRUST             UNIT SER 1           73935A104       8,744             200000 SH       SOLE               SOLE
POWERWAVE TECHNOLOGIES INC        NOTE 1.250% 7/1      739363AB5       4,548           4653000 PRN       SOLE               SOLE
POWERWAVE TECHNOLOGIES INC        NOTE 1.875%11/1      739363AD1       8,640          13500000 PRN       SOLE               SOLE
PROTEIN DESIGN LABS INC           NOTE 2.000% 2/1      74369LAF0      21,725          27500000 PRN       SOLE               SOLE
QIMONDA FIN LLC                   NOTE 6.750% 3/2      74732WAA7       4,666           5000000 PRN       SOLE               SOLE
QLT INC                           NOTE 3.000% 9/1      746927AB8       8,197           8450000 PRN       SOLE               SOLE
QUALCOMM INC                      COM                  747525103       1,230              30000 SH       SOLE               SOLE
QUANTA SVCS INC                   NOTE 3.750% 4/3      74762EAE2      11,340           9000000 PRN       SOLE               SOLE
REGENERON PHARMACEUTICALS         NOTE 5.500%10/1      75886FAB3       5,125           5000000 PRN       SOLE               SOLE
RF MICRODEVICES INC               NOTE 0.750% 4/1      749941AG5       3,500           5000000 PRN       SOLE               SOLE
RODMAN & RENSHAW CAP GP INC       COM                  77487R100         668             400000 SH       SOLE               SOLE
SANDISK CORP                      NOTE 1.000% 5/1      80004CAC5       7,300          10000000 PRN       SOLE               SOLE
SAVVIS INC                        NOTE 3.000% 5/1      805423AA8       6,000           8000000 PRN       SOLE               SOLE
SCHOOL SPECIALTY INC              SDCV 3.750%11/3      807863AL9      18,700          20000000 PRN       SOLE               SOLE
SINCLAIR BROADCAST GROUP INC      NOTE 3.000% 5/1      829226AW9       9,000          10000000 PRN       SOLE               SOLE
SKYWORKS SOLUTIONS INC            NOTE 1.250% 3/0      83088MAF9       1,020           1000000 PRN       SOLE               SOLE
SONIC AUTOMOTIVE INC              NOTE 5.250% 5/0      83545GAE2      16,270          16602000 PRN       SOLE               SOLE
SPDR TR                           UNIT SER 1           78462F103      48,169             365000 SH       SOLE               SOLE
STANDARD MTR PRODS INC            SDCV 6.750% 7/1      853666AB1       9,781          10405000 PRN       SOLE               SOLE
STEEL DYNAMICS INC                NOTE 4.000%12/1      858119AD2     101,036          13000000 PRN       SOLE               SOLE
SYMANTEC CORP                     NOTE 1.000% 6/1      871503AF5      10,700          10000000 PRN       SOLE               SOLE
SYMMETRICOM INC                   NOTE 3.250% 6/1      871543AB0       4,336           5000000 PRN       SOLE               SOLE

TELESTONE TECHNOLOGIES CORP       COM                  87953J102         518             111111 SH       SOLE               SOLE
TEREX CORP                        COM                  880779103         625              10000 SH       SOLE               SOLE
THERAVANCE INC                    NOTE 3.000% 1/1      88338TAA2       7,000          10000000 PRN       SOLE               SOLE
TIME WARNER CABLE INC             CL A                 88732J108         230               9220 SH       SOLE               SOLE
TRANS-INDIA ACQUISITION CORP      UNIT 02/08/2012      893237206         950             122700 SH       SOLE               SOLE
TRANSOCEAN SEDCO FOREX INC        NOTE 1.500% 12/1     893830AW9      27,313          25000000 PRN       SOLE               SOLE
TRIZETTO GROUP INC                NOTE 1.250% 4/1      896882AD9      19,559          20000000 PRN       SOLE               SOLE
UNISOURCE ENERGY CORP             NOTE 4.500% 3/0      909205AB2       4,450           5000000 PRN       SOLE               SOLE
UNIVERSAL DISPLAY CORP            COM                  91347P105         222              15469 SH       SOLE               SOLE
VALEANT PHARMACEUTICALS INTL      NOTE 3.000% 8/1      91911XAB0       9,329          10000000 PRN       SOLE               SOLE
VIROPHARMA INC                    NOTE 2.000% 3/1      928241AH1       4,676           6500000 PRN       SOLE               SOLE
WCI CMNTYS INC                    NOTE 4.000% 8/1      92923CAK0       5,100           7500000 PRN       SOLE               SOLE